QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2019

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	122,196	$13,828,921
iShares MSCI EAFE ETF	108,655	7,085,392
iShares Russell 1000 Growth ETF	102,584	16,375,484
iShares Russell 1000 Value ETF	127,806	16,392,398
iShares Russell 2000 ETF	45,015	6,812,570
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,210,028	32,337,998	(a)
Legg Mason Low Volatility High Dividend ETF	5,643,529	189,566,139	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	3,634,821	72,042,153	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	16,819,406	175,258,211	(a)
ClearBridge International Growth Fund, Class IS Shares	384,486	19,339,680	(a)
QS International Equity Fund, Class IS Shares	3,246,869	50,196,593	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,127,404	46,185,649	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	282,392	56,884,987	(a)
ClearBridge Appreciation Fund, Class IS Shares	4,306,743	112,319,851	(a)
ClearBridge International Value Fund, Class IS Shares	1,915,392	17,813,144	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	1,144,419	60,196,438	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	8,020,369	143,083,381	(a)
The Royce Fund - Royce Pennsylvania Mutual Fund, Investment Class Shares	4,474,397	40,359,064	(a)(b)
Vanguard Index Funds - Vanguard Total International Bond ETF	238,646	14,039,544
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	13,317,195	174,721,597	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,115,802,087)		1,264,839,194

See Notes to Schedule of Investments.

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

DESCRIPTION	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.9%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.9%
S&P 500 Index, Put @ $2,300.00	12/18/20	73	$21,730,202	$444,935
S&P 500 Index, Put @ $2,350.00	12/18/20	36	10,716,264	250,740
S&P 500 Index, Put @ $2,400.00	12/18/20	253	75,311,522	1,953,160
S&P 500 Index, Put @ $2,450.00	12/18/20	126	37,506,924	1,062,180
S&P 500 Index, Put @ $2,475.00	12/18/20	28	8,334,872	248,500
S&P 500 Index, Put @ $2,500.00	12/18/20	258	76,799,892	2,453,838
S&P 500 Index, Put @ $2,525.00	12/18/20	25	7,441,850	245,375
S&P 500 Index, Put @ $2,550.00	12/18/20	26	7,739,524	268,060
S&P 500 Index, Put @ $2,575.00	12/18/20	150	44,651,100	1,653,750
S&P 500 Index, Put @ $2,600.00	12/18/20	52	15,479,048	607,100
S&P 500 Index, Put @ $2,625.00	12/18/20	150	44,651,100	1,819,200
S&P 500 Index, Put @ $2,650.00	12/18/20	26	7,739,524	328,120

TOTAL PURCHASED OPTIONS (Cost - $11,535,253)				11,334,958

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,127,337,340)				1,276,174,152

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class	1.942%		2,100,047	2,100,047
Dreyfus Government Cash Management, Institutional Shares	1.947%		6,142	6,142

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,106,189)				2,106,189

TOTAL INVESTMENTS - 100.1% (Cost - $1,129,443,529)				1,278,280,341
Liabilities in Excess of Other Assets - (0.1)%				(1,323,348)

TOTAL NET ASSETS - 100.0%				$1,276,956,993

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Acquired shares of The Royce Fund — Royce Pennsylvania Mutual Fund as a result of a reorganization with The Royce Fund — Royce Small/Mid-Cap Premier.

Abbreviation used in this schedule:

USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,264,839,194	—	—	$1,264,839,194
Purchased Options:
Exchange-Traded Purchased Options	9,065,908	$2,269,050	—	11,334,958

Total Long-Term Investments	1,273,905,102	2,269,050	—	1,276,174,152

Short-Term Investments†	2,106,189	—	—	2,106,189

Total Investments	$1,276,011,291	$2,269,050	—	$1,278,280,341

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds

Notes to Schedule of Investments (unaudited) (continued)

were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2019.

Underlying Funds		Purchased		Sold
	Affiliate Value at December 31, 2018	Cost	Shares	Cost	Shares
Legg Mason ETF Investment Trust - Legg Mason International Low Volatility High Dividend ETF	$31,450,743	—	—	$2,583,568	93,068
Legg Mason ETF Investment Trust - Legg Mason Low Volatility High Dividend ETF	188,826,057	—	—	28,416,813	956,473
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	111,276,269	—	—	51,429,305	2,842,261
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	$182,552,275	18,248,399	14,317,157	1,428,993
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	161,951,313	14,310,000	1,423,375	178,316,756	17,782,093
Legg Mason Global Asset Management Trust - ClearBridge International Growth Fund, Class IS Shares	—	19,615,000	410,098	1,225,002	25,612
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	7,709,785	—	—	9,027,999	149,908
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	57,371,288	245,000	16,722	12,017,610	856,127
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	35,055,420	10,165,242	862,141	1,982,908	151,445
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	70,038,497	—	—	19,150,543	105,011
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	71,904,701	32,735,000	1,343,801	8,840,254	362,900
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	22,061,963	205,000	21,670	5,439,532	541,373

Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds		Purchased		Sold
	Affiliate Value at December 31, 2018	Cost	Shares	Cost	Shares

Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	—	$62,775,000	1,233,785	$4,546,963	89,366

Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	$160,216,476	403,025	22,515	36,381,095	2,426,120

The Royce Fund - Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	37,991,415	1,959,933	4,704,140	6,694,971	3,763,828

Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	159,945,911	24,434,482	1,975,808	21,550,588	1,736,774

	$1,115,799,838	$349,399,957		$401,921,064

Underlying Funds (continued)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Legg Mason ETF Investment Trust - Legg Mason International Low Volatility High Dividend ETF	$(143,719)	$1,051,928	—	—	$3,470,823	$32,337,998
Legg Mason ETF Investment Trust - Legg Mason Low Volatility High Dividend ETF	2,253,518	3,772,305	—	—	29,156,895	189,566,139
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	3,505,695	—	—	—	12,195,189	72,042,153
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	377,843	2,174,732	—	—	7,023,093	175,258,211
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	2,147,852	752,936	—	—	2,055,443	—
Legg Mason Global Asset Management Trust - ClearBridge International Growth Fund, Class IS Shares	64,998	—	—	—	949,682	19,339,680
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	55,119	—	—	—	1,318,214	—

Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds (continued)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	$1,422,390	—	—	—	$4,597,915	$50,196,593
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	(152,908)	—	—	$570,242	2,947,895	46,185,649
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	2,149,457	—	—	—	5,997,033	56,884,987
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	424,746	—	—	—	16,520,404	112,319,851
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	(29,532)	—	—	—	985,713	17,813,144
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	203,037	—	—	—	1,968,401	60,196,438
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	6,238,906	—	—	403,026	18,844,975	143,083,381
The Royce Fund - Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	(1,133,028)	—	—	369,932	7,102,687	40,359,064
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	684,413	$4,248,359	—	—	11,891,792	174,721,597

	$18,068,787	$12,000,260	—	$1,343,200	$127,026,154	$1,190,304,885

(a)	Acquired shares of The Royce Fund — Royce Pennsylvania Mutual Fund as a result of a reorganization with The Royce Fund — Royce Small/Mid-Cap Premier.